SCHEDULE OF INVESTMENTS
ROYCE GLOBAL VALUE TRUST
MARCH 31, 2020 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 101.4%

Argentina – 0.2%
Bioceres Crop Solutions [1]	50,000	$245,000
Total		245,000

Australia – 3.6%
Bravura Solutions	166,800	392,615
Cochlear	5,500	631,865
Hansen Technologies	161,596	286,443
IPH	347,847	1,565,320
Steadfast Group	206,000	322,399
Technology One	100,000	500,310
Total		3,698,952

Austria – 0.4%
Mayr-Melnhof Karton	3,500	435,343
Total		435,343

Bermuda – 0.9%
Assured Guaranty [2]	21,700	559,643
Bank of N.T. Butterfield & Son	19,600	333,788
Total		893,431

Brazil – 1.6%
B3-Brasil, Bolsa, Balcao	40,100	277,052
Tegma Gestao Logistica	114,700	456,716
TOTVS	80,795	725,835
Yduqs	49,400	210,773
Total		1,670,376

Canada – 10.1%
Agnico Eagle Mines [2]	10,000	397,900
Alamos Gold Cl. A	240,000	1,205,713
Altus Group	33,400	866,269
CAE	40,000	505,649
Computer Modelling Group	91,400	248,747
Descartes Systems Group (The) [1]	47,000	1,616,330
FirstService Corporation	11,100	856,032
Major Drilling Group International [1]	336,000	680,452
Morneau Shepell	33,600	677,826
Pan American Silver [2]	31,800	455,694
Park Lawn	50,500	592,091
Pason Systems	98,500	437,451
People Corporation [1]	39,700	231,322
Questor Technology [1]	84,500	112,883
Sprott	520,600	847,136
TMX Group	9,200	684,917
Total		10,416,412

China – 1.1%
A-Living Services	240,500	1,161,884
Total		1,161,884

Denmark – 0.5%
SimCorp	5,900	496,568
Total		496,568

France – 2.6%
Esker	6,800	694,290
Gaztransport Et Technigaz	11,200	822,653
Interparfums [1]	17,600	593,032
Robertet	700	595,135
Total		2,705,110

Germany – 4.8%
Amadeus Fire [1]	4,600	393,322
Carl Zeiss Meditec	8,200	796,725
CompuGroup Medical	10,000	615,335
Deutsche Konsum REIT	24,500	376,389
Medios [1]	24,700	819,285
MorphoSys [1]	6,000	599,272
PATRIZIA	25,900	600,656
STRATEC	10,000	786,146
Total		4,987,130

Greece – 1.3%
Mytilineos	105,000	711,194
Sarantis	84,000	645,882
Total		1,357,076

India – 0.6%
AIA Engineering	33,700	619,104
Total		619,104

Indonesia – 0.4%
Selamat Sempurna	5,500,000	388,440
Total		388,440

Isle of Man – 0.3%
Strix Group	175,700	358,831
Total		358,831

Israel – 4.0%
Nova Measuring Instruments [1,2]	29,100	950,115
Tel Aviv Stock Exchange	925,200	3,122,253
Total		4,072,368

Italy – 2.1%
Avio [1]	24,100	303,175
Carel Industries	77,200	981,871
DiaSorin	5,300	703,473
Gruppo MutuiOnline	12,800	215,707
Total		2,204,226

Japan – 9.7%
Advantest Corporation	19,300	774,025
As One	10,700	944,129
Benefit One	48,100	627,132
Daifuku	18,400	1,166,148
eGuarantee	24,600	360,321
Fukui Computer Holdings	22,000	441,772
Harmonic Drive Systems	17,000	742,740
Meitec Corporation	20,000	795,933
Morningstar Japan KK	225,000	724,847
Nihon M&A Center	13,600	371,896
NSD	56,600	754,924
Prestige International	76,100	583,916
SCSK	8,300	370,063
TechnoPro Holdings	6,500	301,864
TKC Corporation	22,100	994,008
Total		9,953,718

Luxembourg – 0.4%
Eurofins Scientific	800	396,575
Total		396,575

Mexico – 0.3%
Becle	269,500	327,524
Total		327,524

Netherlands – 1.5%
IMCD	21,100	1,500,583
Total		1,500,583

New Zealand – 0.8%
Fisher & Paykel Healthcare	47,100	853,817
Total		853,817

Singapore – 1.5%
Midas Holdings [1,3]	400,000	0
XP Power	46,100	1,492,575
Total		1,492,575

South Africa – 0.2%
Transaction Capital	365,700	250,209
Total		250,209

Sweden – 7.1%
Addtech Cl. B	12,500	308,003
Biotage [1]	50,000	502,735
Bravida Holding [1]	105,100	742,676
BTS Group [1]	27,400	482,619
Bufab [1]	59,800	460,418
Dometic Group [1]	60,400	269,388
Hexpol	110,000	660,087
Karnov Group	172,300	900,420
Lagercrantz Group	57,300	669,436
Loomis Cl. B [1]	15,000	305,182
Mycronic	93,700	1,142,881
OEM International Cl. B [1]	16,500	323,870
Scandi Standard [1]	82,200	498,302
Total		7,266,017

Switzerland – 4.6%
Coltene Holding	7,500	482,633
Forbo Holding	300	363,766
Inficon Holding	600	390,930
Kardex	9,100	1,271,509
LEM Holding	450	495,761
VAT Group	5,600	775,838
VZ Holding	2,700	906,644
Total		4,687,081

Thailand – 0.2%
Krungthai Card	283,400	235,244
Total		235,244

United Kingdom – 16.1%
Abcam	60,000	857,015
Ashmore Group	175,900	775,795
CentralNic Group [1]	662,600	661,670
Clarkson [1]	15,600	446,984
Computacenter [1]	24,500	434,293
Croda International	11,726	620,132
Diploma	40,500	808,081
DiscoverIE Group	135,500	825,148
Draper Esprit [1]	68,800	299,761
Eckoh	371,600	232,912
FDM Group Holdings [1]	81,500	746,076
Ferroglobe (Warranty Insurance Trust) [1,3]	41,100	0
Halma	27,500	653,362
Homeserve	63,600	833,105
Hyve Group	369,800	91,366
Johnson Service Group [1]	237,800	303,722
Keystone Law Group [1]	129,300	706,905
Learning Technologies Group	411,300	688,186
Marlowe [1]	164,600	721,091
Midwich Group [1]	84,900	417,800
Mortgage Advice Bureau Holdings	74,900	498,468
Polypipe Group [1]	128,500	732,278
Porvair	71,100	446,201
Restore [1]	150,000	659,017
Rotork [1]	125,000	336,750
RWS Holdings	84,400	479,747
Sabre Insurance Group	107,600	389,412
Softcat [1]	34,800	447,244
Spirax-Sarco Engineering	10,400	1,050,585
SThree [1]	162,900	465,325
Total		16,628,431

United States – 24.3%
Air Lease Cl. A [2]	30,330	671,506
BOK Financial [2]	12,700	540,512
Brooks Automation [2]	10,800	329,400
Cabot Microelectronics [2]	10,300	1,175,642
Chicken Soup For The Soul Entertainment Cl. A [1]	20,000	135,000
CIRCOR International [1,2]	21,400	248,882
Cognex Corporation [2]	10,748	453,781
Coherent [1,2]	9,100	968,331
Colfax Corporation [1,2]	42,900	849,420
Diodes [1,2]	20,500	833,018
ESCO Technologies [2]	11,000	835,010
FARO Technologies [1,2]	14,500	645,250
FLIR Systems [2]	45,800	1,460,562
Helios Technologies [2]	24,639	934,311
Innospec [2]	12,457	865,637
Kadant [2]	7,800	582,270
KBR [2]	64,600	1,335,928
Kirby Corporation [1,2]	21,000	912,870
Lindblad Expeditions Holdings [1]	43,000	179,310
Lindsay Corporation [2]	13,700	1,254,646
Manhattan Associates [1,2]	12,400	617,768
Mesa Laboratories [2]	4,300	972,187
Morningstar [2]	9,400	1,092,750
National Instruments [2]	15,200	502,816
Onto Innovation [1,2]	31,145	924,072
PAR Technology [1,2]	38,391	493,708
Quaker Chemical [2]	11,069	1,397,793
SEACOR Holdings [1,2]	10,100	272,296
SEACOR Marine Holdings [1,2]	20,309	88,953
SEI Investments [2]	30,700	1,422,638
Tennant Company [2]	11,600	672,220
Upland Software [1,2]	33,100	887,742
Webster Financial [2]	19,700	451,130
Total		25,007,359

Uruguay – 0.2%
Arcos Dorados Holdings Cl. A [2]	46,800	156,312
Total		156,312

TOTAL COMMON STOCKS
(Cost $111,912,053)		104,465,696

REPURCHASE AGREEMENT – 8.2%
Fixed Income Clearing Corporation,
0.00% dated 3/31/20, due 4/1/20,
maturity value $8,442,000 (collateralized
by obligations of various U.S. Government
Agencies, 1.375% due 10/15/22, valued at $8,612,562)
(Cost $8,442,000)		8,442,000

TOTAL INVESTMENTS – 109.6%
(Cost $120,354,053)		112,907,696

LIABILITIES LESS CASH
AND OTHER ASSETS – (9.6)%		(9,886,855)

NET ASSETS – 100.0%		$103,020,841

[1]	Non-income producing.
[2]	All or a portion of these securities were pledged as collateral in connection with the Fund’s revolving credit agreement at March 31, 2020. Total market value of pledged securities at March 31, 2020, was $16,751,768.
[3]	Securities for which market quotations are not readily available represent 0.0% of net assets. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Directors. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

Securities of Global/International Funds are categorized by the country of their headquarters.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $120,380,836. At March 31, 2020, net unrealized depreciation for all securities was $7,473,140, consisting of aggregate gross unrealized appreciation of $11,594,158 and aggregate gross unrealized depreciation of $19,067,298. The primary cause of the difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Fund values its non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Directors, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:

Level 1 –	quoted prices in active markets for identical securities.
Level 2 –	other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Any Level 2 securities with values based on quoted prices for similar securities would be noted in the Schedule of Investments.
Level 3 –	significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2020. For a detailed breakout of common stocks by country, please refer to the Schedule of Investments.

	Level 1	Level 2	Level 3	Total
Common Stocks	$39,666,529	$64,799,167	$0	$104,465,696
Repurchase Agreement	–	8,442,000	–	8,442,000

Level 3 Reconciliation:

	Balance as of			Realized	Unrealized	Balance as of
	12/31/19	Purchases	Sales	Gain (Loss)	Gain (Loss)	3/31/20
Common Stocks	$0	$–	$–	$–	$–	$0

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities. The remaining contractual maturity of the repurchase agreement held by the Fund at March 31, 2020 is overnight and continuous.

Borrowings:

The Fund is party to a revolving credit agreement (the credit agreement) with BNP Paribas Prime Brokerage International, Limited (BNPPI). The Fund pays a commitment fee of 0.50% per annum on the unused portion of the then-current maximum amount that may be borrowed by the Fund under the credit agreement. The credit agreement has a 179-day rolling term that resets daily. The Fund is required to pledge portfolio securities as collateral in an amount up to two times the loan balance outstanding or as otherwise required by applicable regulatory standards and has granted a security interest in the securities pledged to, and in favor of, BNPPI as security for the loan balance outstanding. If the Fund fails to meet certain requirements, or maintain other financial covenants required under the credit agreement, the Fund may be required to repay immediately, in part or in full, the loan balance outstanding under the credit agreement which may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may terminate the credit agreement upon certain ratings downgrades of its corporate parent, which would result in the Fund’s entire loan balance becoming immediately due and payable. The occurrence of such ratings downgrades may necessitate the sale of portfolio securities at potentially inopportune times. BNPPI may also terminate the credit agreement upon sixty (60) calendar days’ prior written notice to the Fund in the event the Fund’s net asset value per share as of the close of business on the last business day of any calendar month declines by thirty-five percent (35%) or more from the Fund’s net asset value per share as of the close of business on the last business day of the immediately preceding calendar month.

The credit agreement also permits, subject to certain conditions, BNPPI to rehypothecate portfolio securities pledged by the Fund up to the amount of the loan balance outstanding. The Fund continues to receive payments in lieu of dividends and interest on rehypothecated securities. The Fund also has the right under the credit agreement to recall the rehypothecated securities from BNPPI on demand. If BNPPI fails to deliver the recalled security in a timely manner, the Fund is compensated by BNPPI for any fees or losses related to the failed delivery or, in the event a recalled security is not returned by BNPPI, the Fund, upon notice to BNPPI, may reduce the loan balance outstanding by the value of the recalled security failed to be returned. The Fund receives a portion of the fees earned by BNPPI in connection with the rehypothecation of portfolio securities.

The current maximum amount the Fund may borrow under the credit agreement is $8,000,000. The Fund has the right to reduce the maximum amount it can borrow under the credit agreement upon one (1) business day’s prior written notice to BNPPI. In addition, the Fund and BNPPI may agree to increase the maximum amount the Fund can borrow under the credit agreement, which amount may not exceed $15,000,000.

As of March 31, 2020, the Fund has outstanding borrowings of $8,000,000. During the three months ended March 31, 2020, the Fund borrowed an average daily balance of $8,000,000. As of March 31, 2020, the aggregate value of rehypothecated securities was $0.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available through Royce Investment Partners (www.royceinvest.com) and on the Securities and Exchange Commission’s website (www.sec.gov).